Securities borrowed, lent and subject to repurchase agreements (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	100,244	121,242
Deposits paid for securities borrowed	59,778	62,213
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	160,022	183,455
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	86,828	120,164
Deposits received for securities lent	7,204	12,557
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	94,032	132,721
Bank
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	100,235	121,234
Deposits paid for securities borrowed	59,778	62,212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	160,013	183,446
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	86,828	120,164
Deposits received for securities lent	7,204	12,557
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	94,032	132,721